Note 6 - Other Assets (Details Textual) - Canada Stablecorp Inc.[member]	1 Months Ended
Feb. 28, 2021 CAD ($)
Statement Line Items [Line Items]
Proportion of ownership interest in associate	11.00%
Purchase of interests in associates	$ 953,000